Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events
Subsequent Events

Note 12. Subsequent Event

Convertible Debt Financing Agreement

On April 19, 2023, the Company entered into an amendment to the convertible debt financing agreement with Pontifax (See Note 5). The amendment reduced the conversion price with respect to the remaining principal amount outstanding under the agreement. The conversion price was amended to be (i) 90% of the closing price of our common stock on the day before the delivery of the conversion notice with respect to the first 588,599 shares of our common stock issuable upon conversion and (ii) $1.70 with respect to all shares of our common stock issuable upon conversion in excess of the first 588,599 shares so issued.

Conversion of Promissory Notes

On January 3, 2024, the Company issued an aggregate of 146,199 shares of common stock to two lenders upon conversion of approximately $100,000 of principal under promissory notes at a conversion price of $0.68 per share.

Remaining Convertible Debt

As of March 8, 2024, $2,900,585 of principal and $45,840 of accrued interest remain outstanding under the agreement. The conversion price for the remaining principal amount as of March 8, 2024 is (i) 90% of the closing price of our common stock on the day before the delivery of the conversion notice with respect to the first 442,400 shares of common stock issuable upon conversion and (ii) $1.70 with respect to all shares issuable upon conversion in excess of the first 442,400 shares so issued.